Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	R$ 5,621,769	R$ 2,280,074
Financial investments and derivative financial instruments	520,352	1,804,122
Trade receivables	4,149,111	3,375,246
Reseller financing	559,825	582,562
Trade receivables - sale of subsidiaries	184,754	0
Inventories	4,906,083	3,918,772
Recoverable taxes	1,610,312	1,061,227
Recoverable income and social contribution taxes	96,134	291,833
Dividends receivable	4,296	147
Other receivables	174,153	56,205
Prepaid expenses	123,699	98,024
Contractual assets with customers - exclusivity rights	614,112	555,052
Assets held for sale	0	11,000,917
Total current assets	18,564,600	25,024,181
Non-current assets
Financial investments and derivative financial instruments	442,841	379,277
Trade receivables	61,463	63,749
Reseller financing	501,522	415,472
Trade receivables - sale of subsidiaries	911,811	0
Related parties	0	490
Deferred income and social contribution taxes	898,235	571,755
Recoverable taxes	2,172,959	1,046,798
Recoverable income and social contribution taxes	403,383	155,358
Escrow deposits	946,383	871,261
Indemnification asset – business combination	126,558	120,991
Other receivables	61,433	29,748
Prepaid expenses	74,813	71,368
Contractual assets with customers - exclusivity rights	1,591,479	1,524,174
Total investments	111,384	78,593
Right-of-use assets	1,791,377	1,651,295
Property, plant and equipment	5,862,413	5,534,591
Intangible assets	1,918,349	1,471,256
Total non-current assets	17,876,403	13,986,176
Total assets	36,441,003	39,010,357
Current liabilities
Loans, financing and derivative financial instruments	869,067	618,327
Debentures	2,491,610	2,247,724
Trade payables	4,710,952	3,670,895
Trade payables – reverse factoring	2,666,894	2,119,059
Salaries and related charges	460,906	330,103
Taxes payable	192,430	229,176
Dividends payable	48,525	202,860
Income and social contribution taxes payable	315,053	196,348
Post-employment benefits	21,809	21,082
Provision for asset retirement obligation	5,063	4,632
Provision for tax, civil and labor risks	22,837	119,942
Leases payable	225,034	188,832
Financial liabilities of customers	154,405
Other payables	581,667	149,829
Liabilities directly associated with assets held for sale	0	2,541,421
Total current liabilities	12,766,252	12,640,230
Non-current liabilities
Loans, financing and derivative financial instruments	4,845,393	8,672,547
Debentures	3,544,291	4,839,045
Related parties	3,492	3,534
Deferred income and social contribution taxes	299	282
Post-employment benefits	193,747	194,637
Provision for asset retirement obligation	46,695	52,079
Provision for tax, civil and labor risks	1,017,335	812,243
Leases payable	1,298,735	1,159,479
Financial liabilities of customers	296,181
Subscription warrants – indemnification	42,776	51,296
Provision for unsecured liabilities of joint ventures and associates	157	0
Other payables	210,682	115,745
Total non-current liabilities	11,499,783	15,900,887
Equity
Share capital	5,171,752	5,171,752
Equity instrument granted	43,987	34,043
Capital reserve	599,461	596,481
Treasury shares	(479,674)	(488,425)
Revaluation reserve on subsidiaries	3,975	4,154
Profit reserves	6,111,136	4,866,409
Accumulated other comprehensive income	179,974	(422,138)
Cumulative translation adjustments	0	304,645
Additional dividends to the minimum mandatory dividends	78,130	0
Equity attributable to:
Shareholders of the Company	11,708,741	10,066,921
Non-controlling interests in subsidiaries	466,227	402,319
Total equity	12,174,968	10,469,240
Total liabilities and equity	R$ 36,441,003	R$ 39,010,357